Corporate information - Coronavirus pandemic (Details) R$ in Thousands	5 Months Ended	12 Months Ended
	Sep. 30, 2020 item	Dec. 31, 2020 BRL (R$)
Corporate information
Growth rate		13.00%
Additional provision for impairment of long-lived assets		R$ 0
Rent concessions		R$ 2,046
Additional discount to students that paid their tuitions fees before due date (as a percent)		5.00%
Additional discount to students that paid their tuitions fees before due date		R$ 4,005
Period for reducing workload and salary payment		3 months
Period for suspending employment contracts		2 months
Number of employment contracts suspended | item	195